AXA PREMIER VIP TRUST

SUPPLEMENT DATED AUGUST 10, 2012 TO THE

STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2012, AS SUPPLEMENTED

This Supplement updates certain information contained in the Statement of Additional Information (“SAI”) of AXA Premier VIP Trust (“Trust”) dated May 1, 2012, as supplemented. You should read this Supplement in conjunction with the SAI and retain it for future reference. You may obtain an additional copy of the SAI, or a copy of the Summary Prospectus and Prospectus free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104 or you can view, print, and download a copy of these documents by visiting the Trust’s website at www.axa-equitablefunds.com.

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Information Regarding

Multimanager Aggressive Equity Portfolio

Effective as of August 1, 2012, the following information is added to the chart in “Appendix B – Portfolio Manager Information – Multimanager Aggressive Equity Portfolio” to reflect the following:

Multimanager Aggressive Equity Portfolio (“Fund”)

Portfolio Manager	Presented below for each portfolio manager is the
number of other accounts of the Adviser managed
by the portfolio manager and the total assets in the
accounts managed within each category, as of
	October 31, 2011						Presented below for each of the categories is the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Legg Mason Capital Management, LLC (“Adviser”)
Gibboney Huske	1	$2.7 Billion	1	$1.2 Billion	0	N/A	0	N/A	0	N/A	0	N/A

Ownership of Securities of the Fund as of October 31, 2011

Portfolio Manager	None	$1-$10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,000- $1,000,000	over $1,000,000
Gibboney Huske	X

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Information Regarding

Multimanager Large Cap Value Portfolio

Effective as of July 12, 2012, the following information is added to the chart in “Appendix B – Portfolio Manager Information – Multimanager Large Cap Value Portfolio” to reflect the following:

Multimanager Large Cap Value Portfolio (“Fund”)

Portfolio Manager	Presented below for each portfolio manager is the
number of other accounts of the Adviser managed by
the portfolio manager and the total assets in the
accounts managed within each category, as of June 30,
	2012						Presented below for each of the categories is the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Institutional Capital LLC (“Adviser”)
Thomas M. Cole	17	$11.01 Billion	12	$1.87 Billion	126	$10.15 Billion	0	N/A	0	N/A	10	$1.09 Billion

Ownership of Securities of the Fund as of June 30, 2012

Portfolio Manager	None	$1-$10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,000- $1,000,000	over $1,000,000
Thomas M. Cole	X

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Information Regarding

Multimanager Mid Cap Value Portfolio

Effective as of June 18, 2012, the following information is added to the chart in “Appendix B – Portfolio Manager Information – Multimanager Mid Cap Value Portfolio” to reflect the following:

Multimanager Mid Cap Value Portfolio (“Fund”)

Portfolio Manager	Presented below for each portfolio manager is the
number of other accounts of the Adviser managed by
the portfolio manager and the total assets in the
accounts managed within each category, as of
	December 31, 2011						Presented below for each of the categories is the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Lord, Abbett & Co. LLC (“Adviser”)
Justin C. Maurer	2	$2.0 Billion	0	N/A	15	$1.2 Billion	0	N/A	0	N/A	1	$114.5 Million
Thomas B. Maher	2	$2.0 Billion	0	N/A	15	$1.2 Billion	0	N/A	0	N/A	1	$114.5 Million

Ownership of Securities of the Fund as of December 31, 2011

Portfolio Manager	None	$1-$10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,000- $1,000,000	over $1,000,000
Justin C. Maurer	X
Thomas B. Maher	X

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Information Regarding

Multimanager Small Cap Value Portfolio

Effective as of July 1, 2012, the following information is added to the chart in “Appendix B – Portfolio Manager Information – Multimanager Small Cap Value Portfolio” to reflect the following:

Multimanager Small Cap Value Portfolio (“Fund”)

Portfolio Manager	Presented below for each portfolio manager is the
number of other accounts of the Adviser managed
by the portfolio manager and the total assets in the
accounts managed within each category, as of
	December 31, 2011						Presented below for each of the categories is the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Franklin Advisory Services, LLC (“Adviser”)
Steven R. Raineri	3	$2.9 Billion	0	N/A	0	N/A	0	N/A	0	N/A	0	N/A

Ownership of Securities of the Fund as of December 31, 2011

Portfolio Manager	None	$1-$10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,000- $1,000,000	over $1,000,000
Steven R. Raineri	X

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